Related party balances and transactions (Details Narrative) - HKD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Carrying net book value			$ 1,349,000
Gain disposal of the property			12,531,000
Dividend declared			$ 10,000,000
Mr.Li [Member]
Related Party Transaction [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 13,880,000
Lease initial term	2 years
Monthly rental	$ 50,000